Schedule of Detailed information of Warrants issued (Details) - 12 months ended Mar. 31, 2024		$ / shares shares	₨ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares		54,577,465	54,577,465
Warrant reserve [member] | Macquarie corporate holdings pty limited [member]
IfrsStatementLineItems [Line Items]
Number of shares	[1]	46,458	46,458
Date of issue	[1]	24-Jul-15	24-Jul-15
Exercise price | (per share)	[1]	$ 26.90	₨ 2,040.90
Expiration date	[1]	24-Jul-23	24-Jul-23
Warrant reserve [member] | Innoven Capital [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[1]	154,000	154,000
Date of issue	[1]	12-Sep-17	12-Sep-17
Exercise price | (per share)	[1]	$ 12	₨ 910.44
Expiration date	[1]	12-Sep-22	12-Sep-22

[1]	On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.